ACCOUNTS RECEIVABLE, NET - Components of Accounts Receivable, Net (Detail) - USD ($) $ in Thousands	Dec. 31, 2023		Dec. 31, 2022		Dec. 31, 2021	Dec. 31, 2020
Accounts Receivable [Line Items]
Accounts receivable, gross	$ 247,878		$ 273,236
Less: allowances for credit losses	(156,240)	[1]	(217,244)	[1]	$ (268,413)	$ (333,792)
Accounts receivable, net	91,638		55,992
Non-current portion	0		0
Current portion	91,638		55,992
Casino [Member]
Accounts Receivable [Line Items]
Accounts receivable, gross	242,312		271,653
Hotel [Member]
Accounts Receivable [Line Items]
Accounts receivable, gross	4,658		1,365
Other [Member]
Accounts Receivable [Line Items]
Accounts receivable, gross	$ 908		$ 218

[1]	As of December 31, 2023 and 2022, the allowances for credit losses of $2,377 and $14,966 as a reduction of the long-term casino accounts receivable, are recorded and included in long-term prepayments, deposits and other assets in the accompanying consolidated balance sheets, respectively.